UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21581

JPMorgan Securities Lending Collateral Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Gregory L. Pickard, Esq. 73 Tremont Street Boston, Massachusetts 02108
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 623-0551

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT

SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

Securities

Lending

Collateral

Investment

Fund

CONTENTS

President's Letter	1

Fund Facts	3

Schedule of Portfolio Investments	4

Financial Statements	6

Financial Highlights	9

Notes to Financial Statements	10

Trustee and Officer Information	14

Schedule of Shareholder Expenses	17

HIGHLIGHTS

•  Despite higher energy prices, consumer spending remained resilient.

•  The U.S. dollar increased in value against most major currencies, bolstered by strong economic news.

•  Despite the Fed's boosts of short-term rates, long-term mortgage rates continued to be stubbornly low.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (212) 623-0551 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Securities Lending Collateral Investment Fund

President's Letter  July 11, 2005

To Our Shareholders:

We are pleased to present the semi-annual report on the JPMorgan Securities Lending Collateral Investment Fund for the six months ended June 30, 2005. Inside you'll find in-depth information on the Fund.

Mixed Economic Picture

Corporate profits rose along with business spending. Private employment increased and unemployment fell. Oil prices fluctuated throughout the period, rising to nearly $60 a barrel at the end of June. Despite higher energy prices, however, consumer spending remained resilient. Inflation increased slightly, fueled by economic growth, rising commodity prices and, until late in the period, a falling dollar.

The new year did not carry over the positive momentum market gains from 2004. Fears of inflation and higher interest rates weighed on the economy and the equity markets in particular for much of the first half of 2005. Most major equity markets posted negative returns in the first quarter. While the second quarter saw some gains, the markets still struggled through the end of the period, falling short of forecasts.

The U.S. dollar increased in value against most major currencies, bolstered by strong economic news. At period end, the dollar traded at its richest against the yen in more than eight months, and also gained 11% against the euro.

Consumer Confidence Flares and Housing Markets "Froth"

The Conference Board's U.S. Consumer Confidence Index rose to a three-year high of 105.8. With the consumer price index (CPI) and other inflation indicators contributing to low longer-term Treasury yields, the 10-year note fell to 3.91%, even as the Federal Reserve raised interest rates to 3.25% by late June. The spread between the 2-year and the 10-year yields narrowed to just 33 basis points, raising concerns that the curve could invert, typically a harbinger of recession. The short end of the Treasury yield curve rose for most of the period on expectations that the Fed would continue raising short-term rates. However, it declined during the spring as investors speculated that the Fed was nearing the end of its tightening cycle.

Despite the Fed's boosts of short-term rates, long-term mortgage rates continued to be stubbornly low, with rates lingering below 6%. While market strategists feared a burst in the housing bubble, Federal Reserve Chairman

Alan Greenspan commented that there is no national housing bubble but there are signs of "froth" in some local markets where home prices have risen to unsustainable levels.

Outlook

The Federal Open Market Committee (FOMC) June meeting statement emphasized that inflation pressures remain elevated. With the economy on a "firm footing" and spare capacity gradually being absorbed, the Fed is unlikely to pause in its current tightening process until the fed funds rate reaches 4%.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely,

George C. W. Gatch
President
JPMorgan Funds

JPMorgan Securities Lending Collateral Investment Fund

As of June 30, 2005

Maturity Schedule

1 day	44.6%
2-7 days	2.8%
8-30 days	26.5%
31-60 days	24.7%
61-90 days	0.0%
91-180 days	1.4%
181+ days	0.0%

7-Day SEC Yield1

3.23%

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an Investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call (212) 623-0551.

Accredited investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a Fund's prospectus please call (212) 623-0551. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1 The yield reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 3.02%.

A list of prior-day portfolio holdings of the JPMorgan Securities Lending Collateral Investment Fund is now available to accredited investors upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

(Unaudited)

JPMorgan Securities Lending Collateral Investment Fund

Schedule of Portfolio Investments

As of June 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value
	Money Market Instruments - 100.2%
	Commercial Paper - 52.9% (n)
$5,000	Ajax Bambino Funding, Inc. (Cayman Islands) 3.32%, 08/15/05	$4,979
6,000	ASAP Funding Ltd. (Cayman Islands) 3.23%, 08/01/05	5,983
7,000	CIT Group, Inc. 2.96%, 08/10/05	6,977
4,404	Citibank Credit Card Issuance Trust 3.26%, 08/11/05	4,388
10,000	Citigroup Global Markets Holdings, Inc. 3.14%, 07/04/05	10,000
15,000	Concord Minuteman LLC 3.29%, 07/19/05	14,976
12,650	CRC Funding 3.28%, 07/21/05	12,627
8,000	Dakota (Citibank Credit Card Issuance Trust) 3.31%, 07/29/05	7,980
2,000 10,000	FCAR Owner Trust 3.21%, 08/03/05 3.30%, 08/15/05	1,994 9,959
5,000	Goldman Sachs Group 3.10%, 11/01/05	4,948
5,000	HSBC Finance Corp. 3.24%, 08/12/05	4,981
14,000	Macquarie Bank Ltd. (Australia) 3.24%, 08/10/05	13,950
12,000	Master Funding LLC 3.31%, 08/03/05	11,964
10,000	New Center Asset Trust 3.40%, 07/01/05	10,000
10,000	Newport Funding Corp. 3.29%, 07/27/05	9,976
15,000	Park Granada LLC 3.29%, 07/25/05	14,967
10,000	Skandinaviska Enskilda Banken 2.93%, 08/03/05	9,974
15,000	Steamboat Funding Corp. 3.35%, 07/08/05	14,990
15,000	Tulip Funding Corp. 3.07%, 07/01/05	15,000
	Total Commercial Paper (Cost $190,613)	190,613
	Corporate Notes & Bonds - 9.5%
9,000	BankBoston Corp. FRN, 3.59%, 08/24/05	9,004
5,000	CIT Group, Inc. 7.25%, 08/15/05	5,023
10,000	K2 (USA) LLC FRN, 3.17%, 07/11/05 (e)	9,999
10,000	Morgan Stanley FRN, 3.34%, 07/15/05	10,002
	Total Corporate Notes & Bonds (Cost $34,028)	34,028
	Repurchase Agreements - 36.7%
66,000	Greenwich Capital Markets, Inc. 3.42%, dated 06/30/05, due 07/01/05, repurchase price $66,006, collateralized by U.S. Government Agency Securities	66,000

See notes to financial statements.

JPMorgan Securities Lending Collateral Investment Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value
	Money Market Instruments - Continued
	Repurchase Agreements - Continued
$66,000	Morgan Stanley & Co., Inc. 3.40%, dated 06/30/05, due 07/01/05, repurchase price $66,006, collateralized by U.S. Government Agency Securities	$66,000
	Total Repurchase Agreements (Cost $132,000)	132,000
	Time Deposits - 1.1%
4,029	National Australia Bank Ltd. 3.38%, 07/01/05 (Cost $4,029)	4,029
	Total Investments - 100.2% (Cost $360,670)	$360,670
	Liabilities in excess of other assets - (0.2)%	(670)
	Net Assets - 100.0%	$360,000

Percentages indicated are based on net assets.

The cost of securities is substantially the same for federal income tax purposes.

Abbreviations:

FRN  - Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.

(e)  - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(n)  - The rate shown is the effective yield at the date of purchase.

See notes to financial statements.

JPMorgan Securities Lending Collateral Investment Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

(Amounts in thousands, except per share amounts)

ASSETS:
Investments in non-affiliates, at value	$228,670
Repurchase agreements, at value	132,000
Total investment securities at value	360,670
Cash	1
Receivables:
Interest	239
Expense Reimbursements	23
Total assets	360,933
LIABILITIES:
Payables:
Dividends	913
Accrued liabilities:
Investment advisory fees	6
Custodian and accounting fees	5
Other	9
Total liabilities	933
NET ASSETS:	$360,000
Net assets were comprised of:
Paid in capital	$360,000
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
($0.001 par value; unlimited number of shares authorized)	360,000
Net asset value, offering and redemption price per share	$1.00
Cost of Investments	$360,670

See notes to financial statements.

JPMorgan Securities Lending Collateral Investment Fund

Statement of Operations

For the six months ended June 30, 2005 (Unaudited)

(Amounts in thousands)

INVESTMENT INCOME:
Interest income	$4,927
EXPENSES:
Investment advisory fees	179
Administration fees	89
Custodian and accounting fees	17
Professional fees	25
Insurance fees	31
Printing and mailing costs	14
Transfer agent fees	10
Trustees' fees	9
Miscellaneous	18
Total expenses before waivers and reimbursements	392
Less investment advisory fees waived	(143)
Less administration fees waived	(89)
Less reimbursements	(89)
Net expenses	71
Net Investment Income (Loss)	4,856
Net increase (decrease) in net assets resulting from operations	$4,856

See notes to financial statements.

JPMorgan Securities Lending Collateral Investment Fund

Statement of Changes in Net Assets

For the Periods Indicated

(Amounts in thousands)	Six Months Ended June 30, 2005 (Unaudited)		May 14, 2004(c) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,856		$3,220
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,856)		(3,220)
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)	-	(a)	360,000
NET ASSETS:
Total increase (decrease) in net assets	-		360,000
Beginning of period	360,000		-
End of period	$360,000		$360,000
Accumulated undistributed (distributions in excess of) net investment income	$-		$-
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$35,000		$699,500
Shares issued in reinvestment of distributions	-	(a)	- (a)
Cost of shares redeemed	(35,000)		(339,500)
Change in net assets from capital transactions	$-		$360,000
Shares:
Proceeds from shares issued	35,000		699,500
Shares issued in reinvestment of distributions	-	(a)	- (a)
Cost of shares redeemed	(35,000)		(339,500)
Change in shares from capital transactions	-		360,000

(a) Rounds to less than $1,000.

(c) Commencement of operations.

See notes to financial statements.

JPMorgan Funds

Financial Highlights

	Securities Lending Collateral Investment Fund
PER SHARE OPERATING PERFORMANCE:	Six Months Ended 06/30/05 (Unaudited)	5/14/04 (a) 12/31/04
Net asset value, beginning of period	$1.00	$1.00
Investment operations:
Net investment income (loss)	0.01	0.01
Distributions:
Net investment income	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00
TOTAL RETURN (c)	1.34%	0.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (millions)	$360	$360
RATIOS TO AVERAGE NET ASSETS:
Net expenses (b)	0.04%	0.04%
Net investment income (loss) (b)	2.73%	1.60%
Expenses without waivers reimbursements and earnings credits (b)	0.22%	0.25%

(a) Commencement of operations

(b) Annualized for periods less than one year

(c) Not annualized for periods less than one year

See notes to financial statements.

JPMorgan Securities Lending Collateral Investment Fund

Notes to Financial Statements (unaudited)

1. Organization

The JPMorgan Securities Lending Collateral Investment Trust (the "Trust"), was organized on February 27, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust has established one series of shares of beneficial interest representing interests in the JPMorgan Securities Lending Collateral Investment Fund (the "Fund").

Shares of beneficial interest in the Trust are not registered under the Securities Act of 1933, as amended (the "Securities Act"), because such shares are issued solely in private placement transactions that do not involve a "public offering" within the meaning of Section 4(2) of the Securities Act. The shares have not been registered under any state securities laws in reliance upon various exemptions provided by those laws. Investments in the shares of the Trust may only be made by "accredited investors" within the meaning of Regulation D under the Securities Act which include common or commingled trust funds, investment companies, registered broker-dealers, investment banks, commercial banks, corporations, group trusts or similar organizations or entities.

JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly owned subsidiary of JPMorgan Chase & Co. (JPMorgan), has established a securities lending program for its clients. Each client that participates in the securities lending program as a lender ("Lender") enters into a securities lending agreement under which JPMCB is authorized to invest the cash collateral securing loans of securities of each Lender in a variety of investments. The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of Lenders participating in the securities lending program.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of

JPMorgan Securities Lending Collateral Investment Fund

Notes to Financial Statements (unaudited) (continued)

the securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

B. Restricted and Illiquid Securities - The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. Repurchase Agreements - The Fund may enter into repurchase agreement transactions with institutions that meet the Advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

D. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. Federal Income Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F. Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on ex-dividend date. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, JP Morgan Investment Management, Inc. ("JPMIM" or the "Advisor") acts as the investment advisor to the Fund. The Advisor is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Fund pays the Advisor an investment advisory fee

JPMorgan Securities Lending Collateral Investment Fund

Notes to Financial Statements (unaudited) (continued)

equal to 0.10% of its average daily net assets. The Advisor has agreed to waive a portion of its investment advisory fee through December 31, 2005 so that the fee equals 0.02% of the Fund's average daily net assets.

B. Administration Fee - Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.05% of the Fund's average daily net assets. For a period from the commencement of the Fund's operations through December 31, 2005, the Administrator has agreed to waive its fee and/or reimburse the Fund to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.04% of the Fund's average daily net assets. Neither the Fund's service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years.

J.P. Morgan Investor Services Co. ("JPMIS") serves as the Fund's sub-administrator. For its services as sub-administrator, JPMIS is compensated by JPMCB. In addition, JPMIS serves as the Fund's transfer and dividend disbursing agent. For transfer agency services, JPMIS receives an annual fee of $20,000.

C. Distribution Arrangement - JPMCB serves as Placement Agent for the Fund and is responsible for qualifying Lenders as suitable investors in the Fund and facilitating the purchase and redemption of shares of the Fund in connection with its role as securities lending agent on behalf of Lenders. JPMCB receives no compensation for its provision of services as Placement Agent.

D. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E. Other - Certain officers of the Trust are officers of JPMorgan or their subsidiaries. Such officers receive no compensation from the Fund for serving in their respective roles. A majority of the Board of Trustees of the Trust are not affiliated with JPMorgan, the Advisor or the Administrator.

4. Concentrations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares

JPMorgan Securities Lending Collateral Investment Fund

Notes to Financial Statements (unaudited) (continued)

outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of June 30, 2005, one shareholder held approximately 8% of the Fund's shares outstanding.

5. Subsequent Event

The Fund ceased operations on August 25, 2005, and as a result shareholders received cash proceeds in the amount of their respective investments in the Fund.

JPMorgan Securities Lending Collateral Investment Fund

Trustee and Officer Information (Unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Fund and other investment companies within the JPMorgan Funds complex.

Name, Contact Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past 5 Years	Number of JPMorgan Portfolios/Funds Overseen by Trustee	Other Directorships Held Outside JPMorgan Fund Complex
Interested Trustee

John F. Ruffle*; 522 Fifth Avenue, New York, NY 10036; 1937	Trustee	Since 2004	Retired; formerly Vice Chairman, J.P.Morgan Chase&Co.Inc. and Morgan Guaranty Trust Co. of NY.	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

Non-Interested Trustees

Cheryl Ballenger; 522 Fifth Avenue, New York, NY 10036; 1956	Trustee	Since 2004	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis#; 522 Fifth Avenue, New York, NY 10036; 1939	Trustee	Since 2004	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg; 522 Fifth Avenue, New York, NY 10036; 1937	Trustee	Since 2004	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Kenneth Whipple, Jr.; 522 Fifth Avenue, New York, NY 10036; 1934	Trustee	Since 2004	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

* The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

# Effective December 15, 2004, Jerry B. Lewis became a Trustee

JPMorgan Securities Lending Collateral Investment Fund

Trustee and Officer Information (Unaudited)

Name, Contact Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past 5 Years
Officers

George C.W. Gatch; 522 Fifth Avenue, New York, NY 10036; 1962	President	Since 2004	Managing Director, JPMIM;CEO and President of the J.P. Morgan and One Group Funds. An employee since 1986, Mr. Gatch leads the firm's U.S. mutual fund and financial intermediary business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P Morgan and Dai-Ichi Kangyo Bank. Prior to working in Japan, Mr Gatch established JPMIM's sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.

Robert L. Young; 522 Fifth Avenue, New York, NY 10036; 1963	Senior Vice President	Since 2004	Chief Operating Officer, JPMorgan Funds (August-2004 to present) and One Group Mutual funds from November 2001 until present. From October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and Vice President and Treasurer, One Group Dealer Services, Inc.

Avram Stein; 522 Fifth Avenue, New York, NY 10036; 1950	Senior Vice President	Since 2004	Senior Vice President and Division Executive, JPMorgan Chase Bank Global Securities Lending.

Patricia A. Maleski; 522 Fifth Avenue, New York, NY 10036; 1960	Vice President and Chief Administrative Officer	Since 2004	Vice President, JPMIM; Previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Prior to joining J.P. Morgan Chase&Co in 2001, Ms Maleski was the Vice President of Finance for the Pierpont Group, Inc., a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

Paul L. Gulinello; 522 Fifth Avenue, New York, NY 10036; 1950	AML Officer	Since 2005	Vice President and Anti Money Laundering Compliance Officer for JPMAM Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephanie J. Dorsey; 522 Fifth Avenue, New York, NY 10036; 1969	Treasurer	Since 2004	Director of Mutual Fund Administration, One Group Administrative Services, since January 2004; Ms. Dorsey worked for Bank One Corporation (now known as JPMorgan Chase&Co) from January 2003 to January 2004; Prior to joining Bank One Corporation, she was a Senior Manager at PricewaterhouseCoopers LLP from September 1992 through December 2002.

Stephen M. Ungerman; 522 Fifth Avenue, New York, NY 10036; 1953	Chief Compliance Officer	Since 2004	Vice President, JPMIM; Previously, head of Fund Administration-Pooled Vehicles; Prior to joining J.P. Morgan Chase & Co in 2000, he held a number of senior positions in Prudential Financial's asset and management business, including Associate General Counsel, Tax Director and Co-head of Fund Administration Department; Mr. Ungerman also served as Assistant Treasurer for all mutual funds managed by Prudential.

Suzanne E. Cioffi; 522 Fifth Avenue, New York, NY 10036; 1967	Assistant Treasurer	Since 2005	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan Securities Lending Collateral Investment Fund

Trustee and Officer Information (Unaudited)

Name, Contact Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past 5 Years
Arthur A. Jensen; 1111 Polaris Parkway, Columbus, OH 43271; 1966	Assistant Treasurer	Since 2005	Vice President, JPMIM since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Gregory L. Pickard; 522 Fifth Avenue, New York, NY 10036; 1965	Assistant Secretary	Since 2004	Vice President and Associate General Counsel, J.P. Morgan Investor Services Co.; Associate Counsel and Assistant Vice President at Putnam
Investments, 2000-2001; Associate Attorney at Kirkpatrick & Lockhart LLP, 1998-2000.

Jessica K. Ditullio; 522 Fifth Avenue, New York, NY 10036; 1962	Assistant Secretary	Since 2004	From August 1990 to present, various attorney positions for Bank One Corporation (now known as JPMorgan Chase & Co.).

Stephen M. Benham; 522 Fifth Avenue, New York, NY 10036; 1959	Secretary	Since 2004	Vice President and Assistant General Counsel, JPMIM since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; Attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin; 522 Fifth Avenue, New York, NY 10036; 1964	Assistant Secretary	Since 2004	From September 2004 to present, Senior Counsel, JPMorgan Chase & Co.; Prior to that Ms. Davin was Assistant General Counsel and then Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from July 1999 to August 2004.

Nancy E. Fields; 522 Fifth Avenue, New York, NY 10036; 1949	Assistant Secretary	Since 2004	From October 1999 to present, Director, Mutual Fund Administration, One Group Administrative Services, Inc., and Senior Project Manager, Mutual Funds, One Group Dealer Services, Inc. From July 1999 to October 1999, Project Manager, One Group, Banc One Investment Advisors Corporation.

Christopher D. Walsh; 522 Fifth Avenue, New York, NY 10036; 1965	Assistant Treasurer	Since 2004	Vice President, JPMIM; Mr. Walsh manages all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/Erisa funds,
3C-7 funds, hedge funds and LLC products. Prior to joining JP Morgan in 2000, he was a director from 1996 to 2000 of Mutual Fund Administration at Prudential Investments.

Eugene Picone; 4 New York Plaza, New York, NY 10004; 1962	Assistant Treasurer	Since 2005	Senior Vice President and Global Product Manager, JPMorgan Securities Lending and Investment Products.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling 1-212-623-0551.

JPMorgan Securities Lending Collateral Investment Fund

Schedule of Shareholder Expenses (Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the six-month period ended June 30, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005*	Annualized Expense Ratio
JPMorgan Securities Lending Collateral Investment Fund	$1,000	$1,013	$0.20	0.04%
Hypothetical	$1,000	$1,025	$0.20	0.04%

* Expenses are equal to the Fund's annualized expense ratio of 0.04% multiplied by the average account value over the period, multiplied by 181/365 (to reflect one half year period).

SEMI-ANNUAL REPORT

JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Investors should carefully read the Fund's prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investor should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a Fund's prospectus please call (212) 623-0551. Please read carefully before investing or sending money.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling (212) 623-0551. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling (212) 623-0551 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2005 All Rights Reserved. August 2005.

SAN-SLCI-605

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for  purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory,  or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph  (a)(1)(ii) of this Item, it must explain why it does not have an  audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act
(15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in
Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in
Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of  Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Securities Lending Collateral Investment Trust

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005